UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson  Capital Management, Inc.(1)

Address:  354 Pequot Avenue
          Southport, CT 06890

--------
(1) This filing represents securities that Dawson Capital Management, Inc. had investment discretion over as of December 31, 2011. Dawson Capital Management, Inc. ceased conducting investment advisory activities as of January 1, 2012 and accordingly no longer has investment discretion with respect to such securities. As a result, this will be the last Form 13F filed by Dawson Capital Management, Inc. The Form 13F filing for the quarter ending March 31, 2012 and all required Form 13F filings for the remainder of this year will be made by Southport Management, LLC with respect to those securities over which it has discretion.

13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin               Southport, CT             February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $209,320
                                         (thousands)



List of Other Included Managers:

No.          Form 13F File Number      Name

1.           028-13190                 Southport Management Limited Partnership


                                                     FORM 13F INFORMATION TABLE
                                                          December 31 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7           COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE      SHARED   NONE
ALASKA AIR GROUP INC          COM             011659109   7,723      102,855 SH        SHARED DEFINED   1      102,855
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108   6,064      320,190 SH        SHARED DEFINED   1      320,190
AMC NETWORKS INC              CL A            00164V103     383       10,200 SH             SOLE       NONE     10,200
AMERICAN EXPRESS CO           COM             025816109     286        6,054 SH             SOLE       NONE      6,054
AMR CORP                      COM             001765106      26       75,000     CALL       SOLE       NONE     75,000
ANN INC                       COM             035623107   1,891       76,300     PUT   SHARED DEFINED   1       76,300
APPLE INC                     COM             037833100  11,985       29,593 SH        SHARED DEFINED   1       29,593
ARM HLDGS PLC                 SPONSORED ADR   042068106   1,834       66,295 SH        SHARED DEFINED   1       66,295
BMC SOFTWARE INC              COM             055921100     621       18,940 SH             SOLE       NONE     18,940
BRISTOL MYERS SQUIBB CO       COM             110122108  10,572      300,000 SH             SOLE       NONE    300,000
CIENA CORP                    COM NEW         171779309     357       29,475 SH             SOLE       NONE     29,475
CISCO SYS INC                 COM             17275R102   9,081      502,295 SH        SHARED DEFINED   1      502,295
COMCAST CORP NEW              CL A            20030N101   3,456      145,765 SH        SHARED DEFINED   1      145,765
CONOCOPHILLIPS                COM             20825C104   7,393      101,455 SH        SHARED DEFINED   1      101,455
CONTINENTAL RESOURCES INC     COM             212015101   8,595      128,835 SH        SHARED DEFINED   1      128,835
CROWN CASTLE INTL CORP        COM             228227104   6,535      145,880 SH        SHARED DEFINED   1      145,880
DELCATH SYS INC               COM             24661P104      61       20,000 SH             SOLE       NONE     20,000
DENBURY RES INC               COM NEW         247916208     252       16,700 SH             SOLE       NONE     16,700
E M C CORP MASS               COM             268648102   3,056      141,875 SH        SHARED DEFINED   1      141,875
EDGAR ONLINE INC              COM             279765101     206      514,304 SH        SHARED DEFINED   1      514,304
ENSCO PLC                     SPONSORED ADR   29358Q109   7,217      153,820 SH        SHARED DEFINED   1      153,820
EVEREST RE GROUP LTD          COM             G3223R108   8,106       96,395 SH        SHARED DEFINED   1       96,395
GNC HLDGS INC                 COM CL A        36191G107     495       17,100 SH             SOLE       NONE     17,100
GOLDMAN SACHS GROUP INC       COM             38141G104     454        5,025 SH             SOLE       NONE      5,025
GRACE W R & CO DEL NEW        COM             38388F108     239        5,200 SH             SOLE       NONE      5,200
HARRY WINSTON DIAMOND CORP    COM             41587B100     648       60,820 SH        SHARED DEFINED   1       60,820
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   3,354      286,190 SH        SHARED DEFINED   1      286,190
HYATT HOTELS CORP             COM CL A        448579102     828       22,000 SH             SOLE       NONE     22,000
JPMORGAN CHASE & CO           COM             46625H100   8,493      255,440 SH        SHARED DEFINED   1      255,440
JUNIPER NETWORKS INC          COM             48203R104     631       30,900 SH             SOLE       NONE     30,900
LAM RESEARCH CORP             COM             512807108     215        5,815 SH             SOLE       NONE      5,815
METLIFE INC                   COM             59156R108   6,233      199,890 SH        SHARED DEFINED   1      199,890
MOLYCORP INC DEL              COM             608753109     206        8,600 SH             SOLE       NONE      8,600
MOLYCORP INC DEL              PFD CONV SER A  608753208     219        3,900 SH             SOLE       NONE      3,900
MORGAN STANLEY                COM NEW         617446448   3,074      203,200 SH        SHARED DEFINED   1      203,200
MYLAN INC                     COM             628530107   6,883      320,730 SH        SHARED DEFINED   1      320,730
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   2,025       67,020 SH        SHARED DEFINED   1       67,020
ORACLE CORP                   COM             68389X105   3,028      118,070 SH        SHARED DEFINED   1      118,070
PEOPLES UNITED FINANCIAL INC  COM             712704105     257       20,000 SH             SOLE       NONE     20,000
QUALCOMM INC                  COM             747525103  10,890      199,095 SH        SHARED DEFINED   1      199,095
RANGE RES CORP                COM             75281A109     214        3,450 SH             SOLE       NONE      3,450
RICKS CABARET INTL INC        COM NEW         765641303     248       29,370 SH             SOLE       NONE     29,370
SALESFORCE COM INC            COM             79466L302     233        2,300 SH             SOLE       NONE      2,300
SANOFI                        SPONSORED ADR   80105N105   1,454       39,800 SH        SHARED DEFINED   1       39,800
SEADRILL LIMITED              SHS             G7945E105   4,347      131,015 SH        SHARED DEFINED   1      131,015
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605     571       43,900 SH             SOLE       NONE     43,900
SIRIUS XM RADIO INC           COM             82967N108   2,062    1,133,200 SH        SHARED DEFINED   1    1,133,200
SPDR S&P 500 ETF TR           TR UNIT         78462F103   4,393       35,000     CALL       SOLE       NONE     35,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103   5,648       45,000     PUT        SOLE       NONE     45,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103   1,142        9,100 SH             SOLE       NONE      9,100
SPIRIT AIRLS INC              COM             848577102     777       49,795 SH        SHARED DEFINED   1       49,795
STARBUCKS CORP                COM             855244109   6,945      150,945 SH        SHARED DEFINED   1      150,945
SYNCHRONOSS TECHNOLOGIES INC  COM             87157B103   7,355      243,459 SH        SHARED DEFINED   1      243,459
SYNTROLEUM CORP               COM             871630109     233      242,200 SH             SOLE       NONE    242,200
TALEO CORP                    CL A            87424N104   8,319      215,010 SH        SHARED DEFINED   1      215,010
TEXAS INSTRS INC              COM             882508104     486       16,700 SH             SOLE       NONE     16,700
TJX COS INC NEW               COM             872540109   6,328       98,025 SH        SHARED DEFINED   1       98,025
TRANSOCEAN LTD                REG SHS         H8817H100     384       10,000 SH             SOLE       NONE     10,000
TRIMBLE NAVIGATION LTD        COM             896239100     686       15,800 SH        SHARED DEFINED   1       15,800
VALMONT INDS INC              COM             920253101   2,345       25,825 SH        SHARED DEFINED   1       25,825
VERISIGN INC                  COM             92343E102     579       16,200 SH             SOLE       NONE     16,200
VERISK ANALYTICS INC          CL A            92345Y106   2,131       53,105 SH        SHARED DEFINED   1       53,105
WABASH NATL CORP              COM             929566107     157       20,000 SH             SOLE       NONE     20,000
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103     202       13,800 SH             SOLE       NONE     13,800
WELLS FARGO & CO NEW          COM             949746101   6,589      239,090 SH        SHARED DEFINED   1      239,090
WESTPORT INNOVATIONS INC      COM NEW         960908309     992       29,850 SH        SHARED DEFINED   1       29,850
ZIPCAR INC                    COM             98974X103     627       46,700 SH             SOLE       NONE     46,700
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